LEASE - Land use rights 2018 restated (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
As at December 31	¥ 4,306,865
Land use rights	328,116
Restatement | Land use right
Disclosure of quantitative information about right-of-use assets [line items]
As at January 1	3,604,201
Additions	2,838
Acquisition of subsidiaries	460,638
Transfer from property, plant and equipment	382,242
Government grants	(34,174)
Disposal of Subsidiaries, Land Use Rights	(728)
Amortization	(108,152)
As at December 31	¥ 4,306,865